Transactions with Managed Government-Owned Foundries (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Transactions with Managed Government-Owned Foundries [Line Items]
Bad Debt Provision	$ 551,059	$ 1,076,767	$ 111,584,756
Recovery of bad debt provision, as a deduction of general and administrative expense	6,400,000	28,500,000
Advance payment in connection with a proposed joint venture	27,969,805	0	0
Cension Semiconductor Manufacturing Corporation [Member]
Transactions with Managed Government-Owned Foundries [Line Items]
Government Owned Foundries Management Service Revenues		4,500,000	6,000,000
Provision for Doubtful Accounts Receivable due to Revenue for Management Services			93,500,000
Provision for Doubtful Accounts Receivable due to Revenue for Equipment Sold			21,100,000
Bad Debt Provision			115,800,000
Future Cash Payment for Accounts Receivable, Agreement	47,200,000
Proceeds from Collection of Receivables	6,400,000	28,500,000
Wuhan Xinxin Semiconductor Manufacturing Corporation [Member]
Transactions with Managed Government-Owned Foundries [Line Items]
Government Owned Foundries Management Service Revenues	6,913,622	0
Proceeds from Collection of Receivables	21,643,822
Recovery of bad debt provision, as a deduction of general and administrative expense	$ 14,730,200